Transactions with Related Parties - Summary of Balances Outstanding at the End of Reporting Period (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Non-current receivables due from related parties	R$ 12,837	R$ 8,095
Associates [member]
Disclosure of transactions between related parties [line items]
Non-current receivables due from related parties		13
Loans to key management personnel [member]
Disclosure of transactions between related parties [line items]
Non-current receivables due from related parties	6,084	R$ 8,082
Convertible Notes [Member]
Disclosure of transactions between related parties [line items]
Non-current receivables due from related parties	R$ 6,753